Basis of Presentation and General Information - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Nov. 18, 2013	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Basis of Presentation and General Information
Entity incorporation, date of incorporation		May 30, 2013
Cash and cash equivalents		$ 59,486		$ 41,039
Working capital deficit		9,300
Charters That Individually Accounted For More Than Ten Percent			100.00%
Maximum Amount Of Loss Due To Credit Risk		793		478
Provision for doubtful accounts		$ 0		$ 0
Charterer A
Basis of Presentation and General Information
Charters That Individually Accounted For More Than Ten Percent			39.00%
Charterer B
Basis of Presentation and General Information
Charters That Individually Accounted For More Than Ten Percent			36.00%
Charterer C
Basis of Presentation and General Information
Charters That Individually Accounted For More Than Ten Percent			25.00%
Customer Concentration Risk | Revenues
Basis of Presentation and General Information
Charters That Individually Accounted For More Than Ten Percent		94.00%
Customer Concentration Risk | Revenues | Charterer A
Basis of Presentation and General Information
Charters That Individually Accounted For More Than Ten Percent		35.00%
Customer Concentration Risk | Revenues | Charterer B
Basis of Presentation and General Information
Charters That Individually Accounted For More Than Ten Percent		36.00%
Customer Concentration Risk | Revenues | Charterer C
Basis of Presentation and General Information
Charters That Individually Accounted For More Than Ten Percent		23.00%
IPO
Basis of Presentation and General Information
Date of initial public offering (IPO)		November 18, 2013
IPO | Common Limited Partner I I I
Basis of Presentation and General Information
Issuance of units in public offering	8,250,000
Shares issued, price per share	$ 18
IPO | Common Limited Partner I I I | Dynagas Holding Ltd
Basis of Presentation and General Information
Issuance of units in public offering	4,250,000
Shares issued, price per share	$ 18